PGIM Jennison Focused Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.85%	14.82%
Performance Inception Date
Russell 1000 Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%		18.13%
A
Prospectus [Line Items]
Average Annual Return, Percent		9.52%	6.56%		15.04%
C
Prospectus [Line Items]
Average Annual Return, Percent		14.01%	6.94%		14.82%
Z
Prospectus [Line Items]
Average Annual Return, Percent		16.22%	8.07%		16.02%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.22%	7.15%		14.28%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.31%	6.13%		12.78%
R6
Prospectus [Line Items]
Average Annual Return, Percent		16.30%	8.17%		16.10%

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.